AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED AUGUST 12, 2009 TO THE PROSPECTUS DATED MAY 1, 2009

This Supplement updates the above-referenced Prospectus relating to the AXA Allocation Portfolios (“Portfolios”) of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus, and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding (1) name changes to certain Underlying Portfolios of the Trust’s Portfolios; (2) additional investment options for the Trust’s Portfolios; and (3) the proposed reorganization of certain current Underlying Portfolios of the Trust’s Portfolios.

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Effective on or about September 1, 2009, each reference in the Prospectus to the Current Name of the respective Underlying Portfolio is replaced with the corresponding New Name as set forth in the table below:

Current Underlying Portfolio Name	New Underlying Portfolio Name
EQ/Focus PLUS Portfolio	EQ/Equity Growth PLUS Portfolio

EQ/AXA Mutual Shares Core Portfolio	EQ/Mutual Large Cap Equity Portfolio

EQ/AXA Templeton Growth Core Portfolio	EQ/Templeton Global Equity Portfolio

Effective on or about September 1, 2009, the following Underlying Portfolios will be added as a new investment options for the Trust’s Portfolios:

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 500 Portfolio – II	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•       Adviser Selection Risk

•       Asset Class Risk

•       Derivatives Risk

•       Futures and Options Risk

•       Equity Risk

•       ETFs Risk

•       Indexing Risk

•       Large-Cap Company Risk

•       Leveraging Risk

•       Market Risk

•       Non-Diversification Risk

•       Portfolio Management Risk

•       Portfolio Turnover Risk

•       Security Risk

•       Security Selection Risk

•       Short Sales Risk

AXA Tactical Manager 400 Portfolio – II	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of midcapitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•       Adviser Selection Risk

•       Asset Class Risk

•       Derivatives Risk

•       Futures and Options Risk

•       Equity Risk

•       ETFs Risk

•       Indexing Risk

•       Leveraging Risk

•       Market Risk

•       Mid-Cap Company Risk

•       Non-Diversification Risk

•       Portfolio Management Risk

•       Portfolio Turnover Risk

•       Security Risk

•       Security Selection Risk

•       Short Sales Risk

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 2000 Portfolio – II	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Indexing Risk

•        Leveraging Risk

•        Market Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk

•        Small-Cap Company Risk

AXA Tactical Manager International Portfolio – II	Seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Foreign Securities Risk

•        Indexing Risk

•        Large Cap Company Risk

•        Leveraging Risk

•        Market Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk

Information Regarding the Proposed Reorganization of Certain Underlying Portfolios

The Board of Trustees of EQ Advisors Trust (“EQAT Trust”), a separate investment company managed by AXA Equitable Life Insurance Company, recently approved Plans of Reorganization and Termination, which provide for the reorganization of certain Underlying Portfolios in which the Portfolios invest into corresponding replacement portfolios of the EQAT Trust (collectively, the “Reorganizations”). The Reorganizations are subject to shareholder approval. Upon approval of the Reorganizations, it is expected that effective on or about September 4, 2009 (the “Closing Date”), the EQ/Ariel Appreciation II Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio, EQ/Short Duration Portfolio, EQ/Bond Index Portfolio, EQ/Long Term Bond Portfolio, EQ/Government Securities Portfolio and EQ/Caywood-Scholl High Yield Portfolio as Underlying Portfolios will no longer be investment options for the Portfolios (the “Reorganized Portfolios”). Accordingly, all references to the Reorganized Portfolios as of the Closing Date will be deleted.